Ameritas Life Insurance Corp. 5900 O Street / Lincoln, NE 68510

Via EDGAR

May 1, 2023

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Attention: Filing Desk

RE:	Ameritas Life Insurance Corp. (Depositor)
Ameritas Life Insurance Corp. Separate Account LLVL (1940 Act No. 811-08868) (Registrant)
Ameritas Advisor ClearEdge VUL (1933 Act No. 333-266911)
Rule 497(j) Certification

Dear Sir or Madam:

In lieu of filing with the Securities and Exchange Commission ("SEC") the definitive prospectus dated May 1, 2023, for Ameritas Life Insurance Corp. Separate Account LLVL ("Separate Account"), File No. 333-266911, as otherwise required by Rule 497(c) under the Securities Act of 1933, Ameritas Life Insurance Corp., on behalf of the Separate Account, hereby certifies that:

1.	The form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 1 to the Separate Account’s registration statement for File No. 333-266911 on Form N-6 filed with the SEC on April 25, 2023; and

2.	The text of Post-Effective Amendment No. 1 to the Separate Account’s registration statement for File No. 333-266911 on Form N-6 has been filed electronically via EDGAR.

If you have any questions or comments concerning this filing, please telephone me at 402-325-4080.

Sincerely,

/s/ Morgan B.S. Lorenzen

Morgan B.S. Lorenzen

Second Vice President, Assistant General Counsel